Intangible Assets - Summary of Aggregate Carrying Amounts of Goodwill Allocated to Each Units (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill allocated	$ 59,188		$ 49,221
Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill allocated	$ 1,281,333	$ 104,500	$ 1,424,811